OTHER INFORMATION BY NATURE - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Disclosure of detailed information about intangible assets [line items]
Compensation related to product development	€ 483,747	€ 389,927	€ 385,182
Average number of employees | employee	4,571	4,428	4,164
Depreciation expense	€ 230,097	€ 217,952	€ 191,482
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Amortization	€ 225,892	€ 208,685	€ 160,464